Inventories (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Finished goods	€ 3,444,184	€ 1,951,822
Inventory in the statements of operations	0	0	€ 312,563
Recovery of inventory write down	0	402,908	312,563
Provision of inventory	0	452,269	€ 0
Provision for obsolescence	€ 0	0
Impairment on inventory		2,133,385
Recognize income from insurance coverage on damaged inventory		€ 1,937,819